Income Taxes (Details) - Schedule of net deferred taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net benefit from tax loss carryforwards	$ 3,485,242	$ 2,504,647
Deferred revenues	264,997	264,997
Other, net		(24,086)
Valuation allowance	(3,750,239)	(2,745,558)
Net deferred taxes